Investment in Securities (Tables)	6 Months Ended
Sep. 30, 2025
Investments Schedule [Abstract]
Summary of Investment in Securities
Investment in securities as of March 31, 2025 and September 30, 2025 consis ts of
the following:

	Millions of yen

	March 31, 2025	September 30, 2025
Equity securities *	¥626,910	¥689,443
Trading debt securities	0	834
Available-for-sale debt securities	2,607,637	2,703,054

Total	¥3,234,547	¥3,393,331

*
The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥132,313 million and ¥141,122 million as of March 31, 2025 and September 30, 2025, respectively. The amount of investment funds and others that elected the fair value option and were included in equity securities were ¥24,960 million and ¥24,488 million as of March 31, 2025 and September 30, 2025, respectively.

Summary of Impairment and Downward or Upward Adjustment Due to Changes of Observable Price
The following tables provide information about impairment and upward or downward adjustments resulting from observable price changes as of March 31, 2025 and September 30, 2025, and for the six months ended September 30, 2024 and 2025.

	Millions of yen

	March 31, 2025			Six months ended September 30, 2024

	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments

Equity securities measured using the measurement alternative	¥89,554	¥(16,955)	¥3,643	¥(780)	¥634

	Millions of yen

	September 30, 2025			Six months ended September 30, 2025

	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments

Equity securities measured using the measurement alternative	¥101,878	¥(17,611)	¥15,095	¥(858)	¥12,363

Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type
The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale
debt securities in each major security type as of March 31, 2025 and September 30, 2025 are as follows:
March 31, 2025

	Millions of yen

	Amortized cost	Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value

Available-for-sale debt securities:
Japanese and foreign government bond securities	¥1,520,672	¥0	¥1,325	¥(429,471)	¥1,092,526
Japanese prefectural and foreign municipal bond securities	439,565	(245)	2,408	(34,898)	406,830
Corporate debt securities	906,297	(34)	15,246	(118,964)	802,545
CMBS and RMBS in the Americas	106,578	0	1,053	(880)	106,751
Other asset-backed securities and debt securities	200,924	(391)	5,438	(6,986)	198,985

	¥3,174,036	¥(670)	¥25,470	¥(591,199)	¥2,607,637

September 30, 2025
	Millions of yen

	Amortized cost	Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value

Available-for-sale debt securities:
Japanese and foreign government bond securities	¥1,607,338	¥0	¥153	¥(549,209)	¥1,058,282
Japanese prefectural and foreign municipal bond securities	440,413	(244)	4,320	(34,524)	409,965
Corporate debt securities	1,051,245	(8)	25,781	(135,899)	941,119
CMBS and RMBS in the Americas	131,783	0	1,505	(992)	132,296
Other asset-backed securities and debt securities	163,904	(519)	5,623	(7,616)	161,392

	¥3,394,683	¥(771)	¥37,382	¥(728,240)	¥2,703,054

Summary of roll-forwards of allowance for credit losses
The following table presents roll-forwards of the allowance for credit losses for the six months ended September 30, 2024 and 2025, respectively:

	Millions of yen
	Six months ended September 30, 2024
	Foreign municipal bond securities	Foreign other asset- backed securities and debt securities	Total
Beginning	¥248	¥386	¥634
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	0	35	35
Additional increases to the allowance for credit losses on available-for-sale debt securities that had an allowance recorded in a previous period	0	31	31
Increase (Decrease) from the effects of changes in foreign exchange rates	(14)	(146)	(160)

Ending	¥234	¥306	¥540

	Millions of yen
	Six months ended September 30, 2025
	Foreign municipal bond securities	Foreign corporate debt securities	Foreign other asset-backed securities and debt securities	Total
Beginning	¥245	¥34	¥391	¥670
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	0	0	128	128
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net	0	(26)	0	(26)
Increase (Decrease) from the effects of changes in foreign exchange rates	(1)	0	0	(1)

Ending	¥244	¥8	¥519	¥771

Information about Available-for-Sale Securities with Gross Unrealized Losses and Length of Time Individual Securities Have Been in Continuous Unrealized Loss Position
The following tables provide information about
available-for-sale
debt securities with gross unrealized losses (including allowance for credit losses) and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2025 and September 30, 2025, respectively:
March 31, 2025

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥132,283	¥(9,785)	¥913,742	¥(419,686)	¥1,046,025	¥(429,471)
Japanese prefectural and foreign municipal bond securities	95,936	(3,409)	224,679	(31,734)	320,615	(35,143)
Corporate debt securities	152,094	(5,196)	427,837	(113,802)	579,931	(118,998)
CMBS and RMBS in the Americas	16,940	(103)	15,817	(777)	32,757	(880)
Other asset-backed securities and debt securities	56,671	(411)	35,183	(6,966)	91,854	(7,377)

	¥453,924	¥(18,904)	¥1,617,258	¥(572,965)	¥2,071,182	¥(591,869)

September 30, 2025

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥152,319	¥(19,752)	¥894,100	¥(529,457)	¥1,046,419	¥(549,209)
Japanese prefectural and foreign municipal bond securities	90,381	(1,971)	191,160	(32,797)	281,541	(34,768)
Corporate debt securities	113,776	(4,303)	407,541	(131,604)	521,317	(135,907)
CMBS and RMBS in the Americas	17,558	(36)	13,035	(956)	30,593	(992)
Other asset-backed securities and debt securities	12,734	(66)	36,697	(8,069)	49,431	(8,135)

	¥386,768	¥(26,128)	¥1,542,533	¥(702,883)	¥1,929,301	¥(729,011)

The following table provides information about
available-for-sale
debt securities with gross unrealized losses for which allowance for credit losses were not recorded and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2025 and September 30, 2025, respectively:
March 31, 2025

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥132,283	¥(9,785)	¥913,742	¥(419,686)	¥1,046,025	¥(429,471)
Japanese prefectural and foreign municipal bond securities	94,691	(3,325)	220,950	(31,573)	315,641	(34,898)
Corporate debt securities	149,367	(5,128)	427,837	(113,802)	577,204	(118,930)
CMBS and RMBS in the Americas	16,940	(103)	15,817	(777)	32,757	(880)
Other asset-backed securities and debt securities	56,671	(340)	34,868	(6,553)	91,539	(6,893)

	¥449,952	¥(18,681)	¥1,613,214	¥(572,391)	¥2,063,166	¥(591,072)

September 30, 2025

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥152,319	¥(19,752)	¥894,100	¥(529,457)	¥1,046,419	¥(549,209)
Japanese prefectural and foreign municipal bond securities	90,381	(1,971)	186,271	(32,553)	276,652	(34,524)
Corporate debt securities	113,111	(4,291)	407,541	(131,604)	520,652	(135,895)
CMBS and RMBS in the Americas	17,558	(36)	13,035	(956)	30,593	(992)
Other asset-backed securities and debt securities	12,734	5	35,168	(7,411)	47,902	(7,406)

	¥386,103	¥(26,045)	¥1,536,115	¥(701,981)	¥1,922,218	¥(728,026)